Deposits	12 Months Ended
Mar. 31, 2020
Banking and Thrift [Abstract]
Deposits
18. Deposits
Deposits at March 31, 2019 and 2020 consist of the following:

	Millions of yen
	2019	2020
Time deposits	¥1,409,158	¥1,752,755
Other deposits	518,583	478,948

Total	¥1,927,741	¥2,231,703

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥952,970 million and ¥1,064,398 million at March 31, 2019 and 2020, respectively.
The maturity schedule of time deposits at March 31, 2020 is as follows:

Years ending March 31,	Millions of yen
2021	¥997,891
2022	177,285
2023	229,131
2024	56,387
2025	292,061
Thereafter	0

Total	¥1,752,755